UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07644

Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

          Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

■	Gabelli Capital Asset Fund

Schedule of Investments

September 30, 2011 (Unaudited)

Common Stocks — 100.0%

Shares		Market Value

Aerospace — 3.0%
5,250	HEICO Corp.	$258,510
3,600	Rockwell Automation Inc.	201,600
200,000	Rolls-Royce Holdings plc†	1,855,693
15,000	The Boeing Co.	907,650

		3,223,453
Agriculture — 0.4%
10,000	Archer-Daniels-Midland Co.	248,100
2,000	Bunge Ltd.	116,580
500	The Mosaic Co.	24,485

		389,165
Automotive — 0.8%
25,000	Navistar International Corp.†	803,000
Automotive: Parts and Accessories — 2.7%
10,000	BorgWarner Inc.†	605,300
23,000	CLARCOR Inc.	951,740
21,000	Midas Inc.†	172,200
88,000	Standard Motor Products Inc.	1,141,360

		2,870,600
Aviation: Parts and Services — 4.1%
32,000	Curtiss-Wright Corp.	922,560
110,000	GenCorp Inc.†	493,900
38,500	Kaman Corp.	1,072,225
11,700	Precision Castparts Corp.	1,818,882

		4,307,567
Broadcasting — 3.1%
45,000	CBS Corp., Cl. A, Voting	927,450
10,000	Cogeco Inc.	419,888
37,500	Fisher Communications Inc.†	837,750
14,000	Liberty Media Corp. - Liberty Capital, Cl. A†	925,680
13,000	LIN TV Corp., Cl. A†	28,340
19,000	Sinclair Broadcast Group Inc., Cl. A	136,230

		3,275,338
Business Services — 1.2%
2,500	Ascent Capital Group Inc., Cl. A†	98,300
34,000	Diebold Inc.	935,340
29,000	Intermec Inc.†	189,080

		1,222,720
Cable and Satellite — 4.9%
5,000	Adelphia Communications Corp., Cl. A† (a)	0
5,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
5,000	Adelphia Recovery Trust†	72
25,000	AMC Networks Inc., Cl. A†	798,750
96,500	Cablevision Systems Corp., Cl. A	1,517,945
37,000	DIRECTV, Cl. A†	1,563,250
18,000	DISH Network Corp., Cl. A†	451,080
5,000	EchoStar Corp., Cl. A†	113,050
8,000	Liberty Global Inc., Cl. A†	289,440
7,000	Liberty Global Inc., Cl. C†	242,270
6,000	Scripps Networks Interactive Inc., Cl. A	223,020

		5,198,877

Shares		Market Value

Communications Equipment — 2.2%
46,000	Corning Inc.	$568,560
44,000	Thomas & Betts Corp.†	1,756,040

		2,324,600
Computer Software and Services — 1.8%
110,000	Furmanite Corp.†	595,100
10,000	NCR Corp.†	168,900
90,000	Yahoo! Inc.†	1,184,400

		1,948,400
Consumer Products — 0.8%
4,000	Kimberly-Clark Corp.	284,040
53,000	Schiff Nutrition International Inc.†	587,240

		871,280
Consumer Services — 1.8%
103,000	Rollins Inc.	1,927,130
Diversified Industrial — 7.2%
23,000	Ampco-Pittsburgh Corp.	470,350
18,000	Cooper Industries plc	830,160
32,000	Crane Co.	1,142,080
3,600	Greif Inc., Cl. A	154,404
22,000	Griffon Corp.†	179,960
65,000	Honeywell International Inc.	2,854,150
30,000	ITT Corp.	1,260,000
28,000	Katy Industries Inc.†	1,176
71,000	Myers Industries Inc.	720,650

		7,612,930
Electronics — 2.3%
30,000	Cypress Semiconductor Corp.†	449,100
15,000	LSI Corp.†	77,700
73,500	Texas Instruments Inc.	1,958,775

		2,485,575
Energy and Utilities — 7.4%
3,000	Cameron International Corp.†	124,620
7,000	Chevron Corp.	647,640
15,000	ConocoPhillips	949,800
8,000	Devon Energy Corp.	443,520
40,000	El Paso Corp.	699,200
26,000	El Paso Electric Co.	834,340
16,000	Exxon Mobil Corp.	1,162,080
20,000	GenOn Energy Inc., Escrow† (a)	0
33,000	National Fuel Gas Co.	1,606,440
17,000	Progress Energy Inc., CVO†	1,530
3,000	Royal Dutch Shell plc, Cl. A, ADR	184,560
70,000	RPC Inc.	1,142,400

		7,796,130

See accompanying notes to schedule of investments.

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

September 30, 2011 (Unaudited)

Shares		Market Value

Entertainment — 7.6%
5,000	Discovery Communications Inc., Cl. A†	$188,100
5,000	Discovery Communications Inc., Cl. C†	175,750
105,000	Grupo Televisa SA, ADR	1,930,950
1,500	Liberty Media Corp. - Liberty Starz, Cl. A†	95,340
34,000	The Madison Square Garden Co., Cl. A†	775,200
40,000	Time Warner Inc.	1,198,800
61,500	Viacom Inc., Cl. A	2,974,140
6,000	Viacom Inc., Cl. B	232,440
25,000	Vivendi SA	513,625

		8,084,345
Environmental Services — 1.0%
34,000	Waste Management Inc.	1,107,040
Equipment and Supplies — 5.4%
31,000	AMETEK Inc.	1,022,070
32,000	Baldwin Technology Co. Inc., Cl. A†	38,080
8,000	Belden Inc.	206,320
40,000	Capstone Turbine Corp.†	40,000
19,000	CIRCOR International Inc.	558,030
104,000	CTS Corp.	845,520
7,300	Flowserve Corp.	540,200
12,500	Franklin Electric Co. Inc.	453,500
20,000	GrafTech International Ltd.†	254,000
30,000	IDEX Corp.	934,800
9,000	The Eastern Co.	164,250
49,000	The L.S. Starrett Co., Cl. A	529,200
3,000	Watts Water Technologies Inc., Cl. A	79,950

		5,665,920
Financial Services — 8.7%
83,000	American Express Co.	3,726,700
7,500	Argo Group International Holdings Ltd.	212,775
16,000	BKF Capital Group Inc.†	21,600
140,000	Epoch Holding Corp.	1,899,800
15,000	JPMorgan Chase & Co.	451,800
4,000	Marsh & McLennan Companies Inc.	106,160
18,000	Morgan Stanley	243,000
4,000	Northern Trust Corp.	139,920
6,000	State Street Corp.	192,960
45,000	The Bank of New York Mellon Corp.	836,550
55,000	Wells Fargo & Co.	1,326,600

		9,157,865
Food and Beverage — 10.5%
26,500	Brown-Forman Corp., Cl. A	1,800,940
3,200	Brown-Forman Corp., Cl. B	224,448
75,000	Danone SA, ADR	931,500
44,000	Diageo plc, ADR	3,340,920
14,500	Fomento Economico Mexicano SAB de CV, ADR	939,890
8,000	Kraft Foods Inc., Cl. A	268,640
41,000	The Coca-Cola Co.	2,769,960
33,990	Tootsie Roll Industries Inc.	819,839

		11,096,137

Shares		Market Value

Health Care — 2.1%
97,000	Boston Scientific Corp.†	$573,270
1,000	DENTSPLY International Inc.	30,690
8,000	Henry Schein Inc.†	496,080
1,500	Laboratory Corp. of America Holdings†	118,575
11,400	Mead Johnson Nutrition Co.	784,662
8,000	Patterson Companies Inc.	229,040

		2,232,317
Hotels and Gaming — 2.9%
24,000	Boyd Gaming Corp.†	117,600
8,000	Canterbury Park Holding Corp.†	75,120
9,000	Churchill Downs Inc.	351,270
5,000	Dover Downs Gaming & Entertainment Inc.	11,250
70,000	Dover Motorsports Inc.†	85,400
24,000	Gaylord Entertainment Co.†	464,160
13,000	International Game Technology	188,890
45,500	Las Vegas Sands Corp.†	1,744,470

		3,038,160
Machinery — 1.4%
33,000	CNH Global NV†	865,920
10,000	Deere & Co.	645,700

		1,511,620
Manufactured Housing and Recreational Vehicles — 0.1%
4,000	Cavco Industries Inc.†	137,760
1,200	Skyline Corp.	11,460

		149,220
Metals and Mining — 3.8%
32,000	Freeport-McMoRan Copper & Gold Inc.	974,400
48,000	Newmont Mining Corp.	3,019,200

		3,993,600
Publishing — 0.8%
81,000	Journal Communications Inc., Cl. A†	240,570
43,000	Media General Inc., Cl. A†	82,130
4,000	Meredith Corp.	90,560
30,000	News Corp., Cl. A	464,100

		877,360
Real Estate — 1.2%
50,000	Griffin Land & Nurseries Inc.	1,284,000
Retail — 2.6%
45,000	Aaron’s Inc.†	1,136,250
35,000	CVS Caremark Corp.	1,175,300
12,000	Ingles Markets Inc., Cl. A	170,880
15,000	Safeway Inc.	249,450

		2,731,880
Specialty Chemicals — 2.8%
85,000	Ferro Corp.†	522,750
600	Hawkins Inc.	19,104
18,000	International Flavors & Fragrances Inc.	1,011,960
38,000	Omnova Solutions Inc.†	136,040
2,500	Quaker Chemical Corp.	64,800
37,500	Sensient Technologies Corp.	1,220,625

		2,975,279

See accompanying notes to schedule of investments.

■	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2011 (Unaudited)

Shares		Market Value

Telecommunications — 2.3%
165,000	Cincinnati Bell Inc.†	$509,850
6,000	NII Holdings Inc.†	161,700
11,000	Rogers Communications Inc., Cl. B	376,310
220,000	Sprint Nextel Corp.†	668,800
26,000	Telephone & Data Systems Inc.	552,500
7,000	Telephone & Data Systems Inc., Special	138,390

		2,407,550
Transportation — 0.6%
21,000	GATX Corp.	650,790
Wireless Communications — 2.5%
8,500	Millicom International Cellular SA, SDR	855,407
44,000	United States Cellular Corp.†	1,744,600

		2,600,007
	Total Common Stocks	105,819,855

Preferred Stocks — 0.0%
Consumer Products — 0.0%
1,000	Revlon Inc., 12.750% Pfd., Ser. A	5,950
TOTAL INVESTMENTS — 100.0% (Cost $79,070,113)		105,825,805
Aggregate tax cost		81,608,883
Gross unrealized appreciation		35,360,236
Gross unrealized depreciation		(11,143,314)
Net unrealized appreciation/depreciation		$24,216,922

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2011, the market value of fair valued securities amounted to $0 or 0.00% of total investments.
†	Non-income producing security.
ADR	American Depositary Receipt
CVO	Contingent Value Obligation
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

■	Gabelli Capital Asset Fund

Notes to Schedule of Investments

(Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

1

■	Gabelli Capital Asset Fund

Notes to Schedule of Investments (Continued)

(Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$5,198,877	—	$0	$5,198,877
Energy and Utilities	7,794,600	$1,530	0	7,796,130
Other Industries (a)	92,824,848	—	—	92,824,848
Total Common Stocks	105,818,325	1,530	0	105,819,855
Preferred Stocks:				—
Consumer Products	—	—	5,950	5,950
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$105,818,325	$1,530	$5,950	$105,825,805

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2011.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3†	Transfers out of Level 3†	Balance as of 9/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 9/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$0	$—	$(490)	$490	$—	$(0)	$—	$—	$0	$490
Energy and Utilities	0	—	—	—	—	—	—	—	0	—
Total Common Stocks	0	—	(490)	490	—	(0)	—	—	0	490
Preferred Stocks:
Consumer Products	5,500	—	—	450	—	—	—	—	5,950	450
Warrants:
Energy and Utilities	7	—	(2,199)	2,192	—	(0)	—	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$5,507	$—	$(2,689)	$3,132	$—	$(0)	$—	$—	$5,950	$940

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting

2

■	Gabelli Capital Asset Fund

Notes to Schedule of Investments (Continued)

(Unaudited)

from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $4,822,053 which are available to reduce future required distributions of net capital gains to shareholders through 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N.Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N.Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/28/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/28/11

* Print the name and title of each signing officer under his or her signature.